Additional Information to the Statements of Comprehensive Loss (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income:
Interest-income revaluation of bank deposits	$ 61	$ 175	$ 44
Revaluation of warrants	40	62
Exchange rate differences, net	448
Finance income	549	237	44
Finance expense:
Liability in respect of research and development grants	762	969	519
Interest expense and amortization of deferred costs- loan from bank		283	354
Bank commissions	40	108	41
Revaluation of warrants			28
Exchange rate differences, net		192	258
Interest expense of lease liability	66	115
Finance expense	$ 868	$ 1,667	$ 1,200